Cost Based Investments - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Feb. 19, 2014
Privately-held Company [Member]
Schedule of Cost-method Investments [Line Items]
Cost-based investment	$ 300,000
Maximum [Member] | Privately-held Company [Member]
Schedule of Cost-method Investments [Line Items]
Cost-based investment	$ 1,700,000
Technology Company [Member]
Schedule of Cost-method Investments [Line Items]
Cost-based investment		$ 300,000
Scenario, Forecast [Member] | Technology Company [Member] | Maximum [Member]
Schedule of Cost-method Investments [Line Items]
Cost-based investment			$ 1,800,000
Convertible Debt Securities [Member]
Schedule of Cost-method Investments [Line Items]
Notes receivable, fair value disclosure				$ 3,000,000
Debt instrument maturity date	Feb. 19, 2014	Feb. 19, 2015
Convertible note interest rate terms		Bore interest equal to the greater of (a) 0.5% or (b) annual interest rates
Debt instrument interest rate				0.50%
Debt instrument maturity date	Feb. 19, 2014	Feb. 19, 2015
Convertible Debt Securities [Member] | Privately-held Company [Member]
Schedule of Cost-method Investments [Line Items]
Cost-based investment				$ 3,000,000